Net interest income (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Net Interest Income [Line Items]
Net interest income

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23
1
30.6.24 30.6.23
1
Interest income from loans and deposits
2
8,403 9,089 6,143 17,492 10,250
Interest income from securities financing transactions measured at amortized cost
3
1,136 1,217 1,004 2,354 1,769
Interest income from other financial instruments measured

at amortized cost
328 347 282 675 540
Interest income from debt instruments measured at fair

value through other comprehensive income
26 27 26 54 48
Interest income from derivative instruments designated as cash flow hedges

(574) (602) (457) (1,175) (833)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 9,320 10,078 6,998 19,399 11,775
Interest expense on loans and deposits
4
5,074 5,439 3,024 10,513 5,018
Interest expense on securities financing transactions measured at amortized cost
5
541 495 616 1,035 981
Interest expense on debt issued 3,655 3,740 2,205 7,395 3,635
Interest expense on lease liabilities 49 50 35 99 61
Total interest expense from financial instruments measured at amortized cost 9,319 9,724 5,880 19,042 9,695
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 2 355 1,117 357 2,080
Net interest income from financial instruments measured at fair value through profit or loss and other
1,533 1,585 589 3,118 1,015
Total net interest income 1,535 1,940 1,707 3,475 3,095
1 Comparative-period information

has been revised.

Refer to Note

2 for more

information.

2 Consists of

interest income from

cash and balances

at central banks,

amounts due from

banks, and cash

collateral
receivables on derivative instruments, as well as negative interest on amounts due to banks, customer deposits, and cash collateral payables on derivative instruments.

3 Includes interest income on receivables from
securities financing transactions and negative interest, including fees, on payables from securities financing transactions.

4 Consists of interest expense on

amounts due to banks, cash collateral payables on

derivative
instruments, and customer deposits, as well as negative interest on cash and balances at central banks, amounts due from banks, and cash collateral receivables on derivative instruments.

5 Includes interest expense
on payables from securities financing transactions and negative interest, including fees,

on receivables from securities financing transactions.